Taxation (Tables)	6 Months Ended
Jun. 30, 2023
Taxation [Abstract]
Schedule of Income Tax Expense in the Interim Condensed Consolidated Statement of Profit or Loss	The major components of income tax credit in the interim condensed consolidated statement of profit or loss are:
	Six months ended June 30 2023 £’000	Six months ended June 30 2022 £’000

Current income tax expense	—	—
Deferred income tax credit relating to origination and reversal of temporary differences	—	6,319
Income tax credit recognized in statement of profit or loss	—	6,319